Stockholders' Deficit (Details 1) - Warrant [Member] - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2016
Number of Warrants, Outstanding, Beginning	500,000	500,000
Number of Warrants, Granted	300,000	300,000
Number of Warrants, Anti Dilution	68,778,947
Weighted-Average Exercise Price, Anti Dilution	$ 0.00151
Weighted-Average Remaining Contractual Term (Years), Anti Dilution	4 years 29 days
Weighted-Average Grant-Date Fair Value, Anti Dilution	$ 0.0036
Aggregate Intrinsic Value, Anti Dilution	$ 18,582,200
Number of Warrants, Outstanding, Ending	69,578,947
Number of Warrants, Exercisable	69,578,947
Weighted-Average Exercise Price, Outstanding, Beginning	$ 0.01
Weighted-Average Exercise Price, Granted
Weighted-Average Exercise Price, Outstanding, Ending	0.00158
Weighted-Average Exercise Price, Exercisable	$ 0.000158
Weighted-Average Remaining Contractual Term (Years), Outstanding, Beginning	0 years
Weighted-Average Remaining Contractual Term (Years), Granted	0 years
Weighted-Average Remaining Contractual Term (Years), Outstanding, Ending	4 years 1 month 6 days
Weighted-Average Remaining Contractual Term (Years), Exercisable	4 years 1 month 6 days
Weighted-Average Grant-Date Fair Value, Granted
Weighted-Average Grant-Date Fair Value, Outstanding, Ending		$ 0.36
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Outstanding, Ending	18,582,200
Aggregate Intrinsic Value, Exercisable	$ 18,582,200